SHARE-BASED PAYMENTS - Expenses recognized from share-based payment transactions (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Expenses recognized from share-based payment transactions
Restricted and performance share units	$ 7.8	$ 3.8	$ 11.6	$ 3.9
Equity-settled share options	2.6	5.2	5.3	6.2
Cash-settled awards	0.0	0.6	0.0	(0.4)
Total	$ 10.4	$ 9.6	$ 16.9	$ 9.7